Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable from related parties	$ 0	$ 153,998
Common stock par value	$ 0.001	$ 0.001
Common stock, shares issued	20,000,000	20,000,000
Common stock, shares outstanding	20,000,000	20,000,000